Nature of Business and Financial Statement Presentation (Non-controlling Interest) (Details) (Class A Preferred Units [Member], USD $)	Dec. 31, 2013
Class A Preferred Units [Member]
Noncontrolling Interest [Line Items]
Redemption price per share	$ 33.15